Combined Prospectus	Jul. 29, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	5,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 5,000,000,000.00
Form Type	N-2
File Number	333-289714
Initial Effective Date	Aug. 19, 2025
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock
Amount of Securities Previously Registered | shares	5,000,000,000
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 10,000,000,000.00
Form Type	N-2
File Number	333-293783
Initial Effective Date	Feb. 26, 2026
Combined Prospectus Note	1 Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Prior Registration Statement, previously filed by the Registrant on Form N-2 and (ii) the registration by the Registrant of additional securities as set forth in this registration statement (the "Registration Statement"). This Registration Statement also constitutes a Post-Effective Amendment to the Prior Registration Statement, and such Post-Effective Amendment shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statement, a total of $10,000,000,000 shares of beneficial interest were previously registered. This Registration Statement has registered an additional $10,000,000,000 of shares of beneficial interest, resulting in a total of $20,000,000,000 in registered shares of beneficial interest.